Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring Measurement - Level 3 $ in Thousands	Dec. 31, 2021 USD ($)
Financial Liabilities Fair Value
Derivative warrant liabilities	$ 8,375
Classified Contingent Consideration
Financial Liabilities Fair Value
Liability	$ 875